Net Income/(Loss) per Share (Calculation of Sohu Group's Basic and Diluted Net Loss per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss from continuing operations attributable to Sohu.com Limited, basic	$ (54,975)	$ (156,722)	$ (163,038)
Net income/(loss) from discontinued operations attributable to Sohu.com Limited, basic	(31,137)	7,386	2,956
Net loss attributable to Sohu.com Limited, basic	(86,112)	(149,336)	(160,082)
Effect of dilutive securities:
Net loss from continuing operations attributable to Sohu.com Limited, diluted	(55,365)	(157,282)	(163,659)
Net income/(loss) from discontinued operations attributable to Sohu.com Limited, diluted	(31,139)	6,833	2,700
Net loss attributable to Sohu.com Limited, diluted	$ (86,504)	$ (150,449)	$ (160,959)
Denominator:
Weighted average basic ordinary shares outstanding	39,452	39,249	38,959
Effect of dilutive securities:
Share options and restricted share units	0	0	0
Weighted average diluted ordinary shares outstanding	39,452	39,249	38,959
Basic net loss per share attributable to Sohu.com Limited
Continuing operations	$ (1.39)	$ (3.99)	$ (4.18)
Discontinued operations	(0.79)	0.19	0.07
Net loss per share	(2.18)	(3.80)	(4.11)
Diluted net loss per share attributable to Sohu.com Limited
Continuing operations, diluted	(1.40)	(4.01)	(4.20)
Discontinued operations, diluted	(0.79)	0.18	0.07
Net loss per share	$ (2.19)	$ (3.83)	$ (4.13)
Changyou [Member]
Effect of dilutive securities:
Incremental dilution	$ (392)	$ (507)	$ (381)
Sogou [Member]
Effect of dilutive securities:
Incremental dilution	$ 0	$ (606)	$ (496)